Provisions - Additional Information (Detail) SFr in Thousands, € in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2022 CHF (SFr)	Apr. 30, 2022 CHF (SFr)	Apr. 30, 2022 EUR (€)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CHF (SFr)	Jun. 30, 2021 CHF (SFr)
Disclosure Of Provisions [Line Items]
Provisions				SFr 11,003		SFr 31,553
Reduction of the provision				SFr 8,892
Discount rate on provision				5.00%
Legal and regulatory proceeding				SFr 3,094		12,083
Bottom of range [member]
Disclosure Of Provisions [Line Items]
Percentage weighted present value of potential payments				15.00%
Top of range [member]
Disclosure Of Provisions [Line Items]
Percentage weighted present value of potential payments				90.00%
AdVita [member]
Disclosure Of Provisions [Line Items]
Contingent payments				SFr 9,900	€ 10
Contractual milestone payment		SFr 5,120	€ 5
APR [member]
Disclosure Of Provisions [Line Items]
Contingent payments				28,000
PKU Golike [member] | APR [member] | Cash [member]
Disclosure Of Provisions [Line Items]
Contractual milestone payment	SFr 2,800
PKU Golike [member] | APR [member] | Shares [member]
Disclosure Of Provisions [Line Items]
Contractual milestone payment	SFr 4,200
Contingent liabilities [member]
Disclosure Of Provisions [Line Items]
Provisions				10,867		30,831
Legal and regulatory proceeding				2,958
Legal proceedings provision [member]
Disclosure Of Provisions [Line Items]
Provisions				136		722
Legal and regulatory proceeding				SFr 136			SFr 136
Payment for legal proceeding						SFr 622